Income Taxes (Available Income Tax Loss Carry-forwards Expiration) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 109,953	$ 103,452
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	118
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	244	244
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	512	512
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14	14
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	1
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	517	517
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,208	7,208
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,243	6,432
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,524	5,706
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,814	4,680
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,798	6,238
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,237	5,411
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,789	4,853
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,177
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 62,757	$ 61,518